Capital Stock and Changes in Capital Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Arrangements with Employees and Nonemployees
Compensation cost on restricted stock	$ 7,442	$ 10,511	$ 7,581
Unrecognized cost for unvested restricted shares	$ 20,054	$ 3,978
Total compensation cost not yet recognized, Period for recognition	1 year 7 months 24 days